iSHARES **S&P GSSI™/GSTI™ SERIES**
iSHARES **MSCI EAFE SERIES**

Prospectus – December 1, 2006

(as revised May 8, 2007)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares™

iShares®

iShares Trust

iShares Trust (the “Trust”) currently consists of over 100 separate investment portfolios, each a “Fund” and collectively, the “Funds”. Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) (“S&P”) or Morgan Stanley Capital International, Inc. (“MSCI”) (each, an “Index Provider”). This Prospectus relates to the following Funds:

iShares S&P GSTI™ Technology Index Fund

iShares S&P GSTI™ Networking Index Fund

iShares S&P GSTI™ Semiconductor Index Fund

iShares S&P GSTI™ Software Index Fund

iShares S&P GSSI™ Natural Resources Index Fund

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Growth Index Fund

iShares MSCI EAFE Value Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated December 1, 2006

(as revised May 8, 2007)

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

“Standard & Poor’s”, “S&P GSTI™ Technology Index”, “S&P GSTI™ Multimedia Networking Index”, “S&P GSTI™ Semiconductor Index”, “S&P GSSI™ Natural Resources Index” and “S&P GSTI™ Software Index” are servicemarks of trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Funds that are based on the aforementioned S&P indices are not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representations regarding the advisability of investing in shares of the Trust.

“MSCI EAFE Index”, “MSCI EAFE Growth Index” and “MSCI EAFE Value Index” are servicemarks of MSCI and have been licensed for use for certain purposes by BGI. The Funds that are based on the aforementioned MSCI indices are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representations regarding the advisability of investing in shares of the Trust.

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that the developer of an index, such as the Index Providers, selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by one of the following Index Providers:

Standard & Poor’s provides financial, economic and investment information and analytical services to the financial community.

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder.

BGFA, the investment adviser to each Fund, is a subsidiary of BGI. BGFA and its affiliates are not affiliated with either of the Index Providers.

The Principal Investment Strategies of the Funds and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares S&P Index Funds and Description of the iShares MSCI Index Funds sections provide important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies of the Funds

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”) representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as

iShares Overview

mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds. The Description of the iShares S&P Index Funds and Description of the iShares MSCI Index Funds sections describe the indexing strategy of each Fund.

Representative Sampling

“Representative sampling” is investing in a representative sample of securities in the relevant Underlying Index, which has a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund’s actual correlation with the Underlying Index is called “tracking error”. A Fund using a representative sampling indexing strategy can be expected to have a greater tracking error than a Fund using a replication indexing strategy. “Replication” is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares S&P Index Funds and Description of the iShares MSCI Index Funds sections. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indices may under-perform fixed-income investments and stock market investments that track other markets, segments or sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Concentration Risk

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk

Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

iShares Principal Risk Factors Common to All Funds

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Non-Diversification Risk

Each Fund is classified as “non-diversified”. A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to Underlying Indices and regulatory policies may cause a Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error”. Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares.

Description of the iShares S&P Index Funds

iShares S&P GSTI™ Technology Index Fund*

CUSIP: 464287549

Trading Symbol: IGM

Underlying Index: S&P GSTI™ Technology Index*

Investment Objective

The iShares S&P GSTI™ Technology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Technology Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index has been developed as an equity benchmark for U.S. traded technology related stocks. The Underlying Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and internet services; producers of computer and internet software; consultants for information technology; and providers of computer services. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the technology industry, the Fund will always be concentrated in the technology industry.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

*	Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI™ Technology Index Fund and the S&P GSTI™ Technology Index, respectively.

iShares S&P GSTI™ Technology Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 1.40%. The best calendar quarter return during the periods shown above was 22.20% in the 2nd quarter of 2003; the worst was –27.84% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	1.54%	–3.49%
Return After Taxes on Distributions[2]	1.53%	–3.52%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.02%	–2.94%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.03%	–3.02%

1	Inception date: 3/13/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.48%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,400,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,400,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $12,780 if the Creation Unit is redeemed after one year, $37,963 if the Creation Unit is redeemed after three years, $65,473 if the Creation Unit is redeemed after five years, and $145,894 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares S&P GSTI™ Technology Index Fund

iShares S&P GSTI™ Networking Index Fund*

CUSIP: 464287531

Trading Symbol: IGN

Underlying Index: S&P GSTI™ Multimedia Networking Index*

Investment Objective

The iShares S&P GSTI™ Networking Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Multimedia Networking Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index has been developed as an equity benchmark for U.S.-traded multimedia networking stocks. The Underlying Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the multimedia networking industry, the Fund will always be concentrated in the multimedia networking industry.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

*	Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI™ Networking Index Fund and the S&P GSTI™ Multimedia Networking Index, respectively.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was –0.71%. The best calendar quarter return during the periods shown above was 39.88% in the 4th quarter of 2002; the worst was –39.85% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	2.31%	–3.45%
Return After Taxes on Distributions[2]	2.31%	–3.45%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.50%	–2.90%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.97%	–3.08%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P GSTI™ Networking Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.48%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $1,541,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,541,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $7,963 if the Creation Unit is redeemed after one year, $24,130 if the Creation Unit is redeemed after three years, $41,791 if the Creation Unit is redeemed after five years, and $93,422 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares S&P GSTI™ Semiconductor Index Fund*

CUSIP: 464287523

Trading Symbol: IGW

Underlying Index: S&P GSTI™ Semiconductor Index*

Investment Objective

The iShares S&P GSTI™ Semiconductor Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Semiconductor Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index has been developed as an equity benchmark for U.S.-traded semiconductor stocks. The Underlying Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the semiconductor industry, the Fund will always be concentrated in the semiconductor industry.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

*	Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI™ Semiconductor Index Fund and the S&P GSTI™ Semiconductor Index, respectively.

iShares S&P GSTI™ Semiconductor Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 0.91%. The best calendar quarter return during the periods shown above was 25.25% in the 2nd quarter of 2003; the worst was –38.49% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	13.35%	–1.61%
Return After Taxes on Distributions[2]	13.34%	–1.61%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.68%	–1.36%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.93%	–1.18%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.48%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $3,074,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,074,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $15,587 if the Creation Unit is redeemed after one year, $47,839 if the Creation Unit is redeemed after three years, $83,072 if the Creation Unit is redeemed after five years, and $186,070 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares S&P GSTI™ Semiconductor Index Fund

iShares S&P GSTI™ Software Index Fund*

CUSIP: 464287515

Trading Symbol: IGV

Underlying Index: S&P GSTI™ Software Index*

Investment Objective

The iShares S&P GSTI™ Software Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Software Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index has been developed as an equity benchmark for U.S.-traded software-related stocks. The Underlying Index includes companies that are producers of client/server applications, enterprise software, Internet software, PC and entertainment software. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the software industry, the Fund will always be concentrated in the software industry.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Technology companies face intense competition, both domestically and internationally.

■	Technology companies may have limited product lines, markets, financial resources or personnel.

■	The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

■	Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

■	Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

*	Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI™ Software Index Fund and the S&P GSTI™ Software Index, respectively.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 7.47%. The best calendar quarter return during the periods shown above was 25.65% in the 2nd quarter of 2003; the worst was –33.22% in the 2nd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	–5.49%	–4.21%
Return After Taxes on Distributions[2]	–5.50%	–4.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	–3.55%	–3.54%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	–4.64%	–3.65%

1	Inception date: 7/10/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares S&P GSTI™ Software Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.48%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $250 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,164,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $250 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,164,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $11,121 if the Creation Unit is redeemed after one year, $33,824 if the Creation Unit is redeemed after three years, $58,626 if the Creation Unit is redeemed after five years, and $131,131 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares S&P GSSI™ Natural Resources Index Fund*

CUSIP: 464287374

Trading Symbol: IGE

Underlying Index: S&P GSSI™ Natural Resources Index*

Investment Objective

The iShares S&P GSSI™ Natural Resources Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSSI™ Natural Resources Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index has been developed as an equity benchmark for U.S.-traded natural resource related stocks. The Underlying Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the natural resources industry, the Fund will always be concentrated in the natural resources industry.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	The profitability of companies in the natural resources sector can be affected by worldwide energy prices, limits on exploration, and production spending.

■	Companies in the natural resources sector are affected by government regulation, world events and economic conditions.

■	Companies in the natural resources sector are at risk for environmental damage claims.

■	Companies in the natural resources sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls and increased competition.

■	Companies in the natural resources sector may be adversely affected by depletion of resources, technological developments, and labor relations.

*	Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI™ Natural Resources Index Fund and the S&P GSSI™ Natural Resources Index, respectively.

iShares S&P GSSI™ Natural Resources Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 6.28%. The best calendar quarter return during the periods shown above was 20.50% in the 3rd quarter of 2005; the worst was –20.14% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year*	Since Fund Inception[1]
Fund:
Return Before Taxes	35.79%	17.55%
Return After Taxes on Distributions[2]	35.57%	17.17%
Return After Taxes on Distributions and Sale of Fund Shares[2]	23.51%	15.20%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	36.61%	18.09%

1	Inception date: 10/22/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional results will be repeated in the future.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.48%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,645,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,645,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $23,800 if the Creation Unit is redeemed after one year, $72,538 if the Creation Unit is redeemed after three years, $125,781 if the Creation Unit is redeemed after five years, and $281,431 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares S&P GSSI™ Natural Resources Index Fund

Description of the iShares MSCI Index Funds

iShares MSCI EAFE Index Fund

CUSIP: 464287465

Trading Symbol: EFA

Underlying Index: MSCI EAFE® Index

Investment Objective

The iShares MSCI EAFE Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The MSCI EAFE Index has been developed by MSCI as an equity benchmark for international stock performance. The Underlying Index includes stocks from Europe, Australasia, and the Far East. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Fund will concentrate its investments in a particular industry or geographic region to approximately the same extent that its Underlying Index is so concentrated.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■

Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■

Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■

An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risk factors, which could decrease the value of your investment, are summarized below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the expatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lower levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

iShares MSCI EAFE Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 14.33%. The best calendar quarter return during the periods shown above was 19.16% in the 2nd quarter of 2003; the worst was –19.68% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	One Year	Since Fund Inception[1]
Fund:
Return Before Taxes	13.40%	9.46%
Return After Taxes on Distributions[2]	12.91%	9.03%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.95%	7.98%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.54%	9.60%

1	Inception date: 8/14/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.35%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.35%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 600,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $15,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $40,554,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $15,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $40,554,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $175,185 if the Creation Unit is redeemed after one year, $486,123 if the Creation Unit is redeemed after three years, $826,651 if the Creation Unit is redeemed after five years, and $1,826,569 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI EAFE Index Fund

iShares MSCI EAFE Growth Index Fund

CUSIP: 464288885

Trading Symbol: EFG

Underlying Index: MSCI EAFE® Growth Index

Investment Objective

The iShares MSCI EAFE Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index is a subset of the MSCI EAFE Index and constituents of the Underlying Index include securities from Europe, Australasia, and the Far East. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by MSCI as most representing the growth style. Securities classified as growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Growth securities may lack the dividend yield that can help cushion stock prices in market downturns.

■

Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■

Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■

An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risk factors, which could decrease the value of your investment, are summarized below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the repatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lower levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

iShares MSCI EAFE Growth Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.40%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 400,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $12,800 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $25,136,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $12,800 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $25,136,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $128,404 if the Creation Unit is redeemed after one year, $348,417 if the Creation Unit is redeemed after three years, $589,136 if the Creation Unit is redeemed after five years, and $1,294,772 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI EAFE Value Index Fund

CUSIP: 464288877

Trading Symbol: EFV

Underlying Index: MSCI EAFE® Value Index

Investment Objective

The iShares MSCI EAFE Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Value Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index is a subset of the MSCI EAFE Index and constituents of the Underlying Index include securities from Europe, Australasia, and the Far East. The Underlying Index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index and consists of those securities classified by MSCI as most representing the value style. Securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE Index. Each security is evaluated based on certain value factors and growth factors, which are then used to calculate a value score and growth score. Based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. It is possible for a single security to have representation in both the value and growth style indices, however, no more than 100% of a security’s float-adjusted market capitalization will be included within the combined style framework. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

■	Value securities can continue to be inexpensive for long periods of time and may not ever realize their potential full value.

■

Since foreign exchanges are open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

■

Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

■

An investment in the Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the relevant foreign securities market, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in the Fund generally involves certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. These risk factors, which could decrease the value of your investment, are summarized below:

■	Less liquid and less efficient securities markets;

■	Greater price volatility;

■	Exchange rate fluctuations and exchange controls;

iShares MSCI EAFE Value Index Fund

■	Less publicly available information about issuers;

■	The imposition of withholding or other taxes;

■	The imposition of restrictions on the repatriation of funds or other assets of the Fund;

■	Higher transaction and custody costs and delays and risks of loss attendant in settlement procedures;

■	Difficulties in enforcing contractual obligations;

■	Lower levels of regulation of the securities markets;

■	Different accounting, disclosure and reporting requirements;

■	More substantial government involvement in the economy;

■	Higher rates of inflation; and

■	Greater social, economic, and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.40%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 400,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $13,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $26,200,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $13,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $26,200,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $133,556 if the Creation Unit is redeemed after one year, $362,883 if the Creation Unit is redeemed after three years, $613,794 if the Creation Unit is redeemed after five years, and $1,349,303 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be changed up to four times the standard creation or redemption transaction fee.

iShares MSCI EAFE Value Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses, and extraordinary expenses.

For the fiscal year ended July 31, 2006, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares S&P GSTI™ Technology Index Fund	0.48%
iShares S&P GSTI™ Networking Index Fund	0.48%
iShares S&P GSTI™ Semiconductor Index Fund	0.48%
iShares S&P GSTI™ Software Index Fund	0.48%
iShares S&P GSSI™ Natural Resources Index Fund	0.48%
iShares MSCI EAFE Index Fund	0.35%*
iShares MSCI EAFE Growth Index Fund	0.40%**
iShares MSCI EAFE Value Index Fund	0.40%**

*	Effective August 1, 2006, for its investment advisory services to the iShares MSCI EAFE Index Fund, BGFA will be paid management fees equal to 0.35% per year of the Fund’s aggregate net assets less than or equal to $30.0 billion, plus 0.32% per year of the aggregate net assets greater than $30.0 billion and less than or equal to $60.0 billion, plus 0.28% per year of the aggregate net assets in excess of $60.0 billion.

**	Because the Funds have been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays PLC. As of September 30, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with BGFA is available in the Funds’ annual report for the fiscal year ended July 31, 2006.

Portfolio Managers

Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since such Funds’ respective inception dates. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly-traded securities. There is no minimum investment. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares S&P Index Funds and Description of the iShares MSCI Index Funds sections.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The Funds are listed on the NYSE. The NYSE is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

iShares Shareholder Information

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The approximate value is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a rate different from the rates used by the Index Provider may adversely affect a Fund’s ability to track its Underlying Index.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you, if you are an individual, at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010. In order for a distribution by a Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of the iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value

iShares Shareholder Information

Index Fund will almost certainly consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning on or before December 31, 2007, interest related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution”, as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters”, but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee”. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares S&P GSTI™ Technology Index Fund	$2,400,500.00	$500	$2,000
iShares S&P GSTI™ Networking Index Fund	$1,541,000.00	$200	$800
iShares S&P GSTI™ Semiconductor Index Fund	$3,074,000.00	$250	$1,000
iShares S&P GSTI™ Software Index Fund	$2,164,000.00	$250	$1,000
iShares S&P GSSI™ Natural Resources Index Fund	$4,645,500.00	$500	$2,000
iShares MSCI EAFE Index Fund	$40,554,000.00	$15,000	$60,000
iShares MSCI EAFE Growth Index Fund	$25,136,000.00	$12,800	$51,200
iShares MSCI EAFE Value Index Fund	$26,200,000.00	$13,200	$52,800

iShares Shareholder Information

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for each Fund on an agency basis. SEI does not maintain a secondary market in shares of the Funds. SEI has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the five most recent fiscal years or since inception of each Fund’s operations, if the Fund has been in operation for less than five years. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds’ financial statements, in the annual report (available upon request).

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTITM Technology Index Fund*
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$46.05	$41.79	$38.51	$30.28	$54.58

Income from investment operations:
Net investment income (loss)	0.02 [a]	0.35	(0.06)	(0.04)	(0.25)
Net realized and unrealized gain (loss)[b]	(3.17)	4.28	3.34	8.27	(24.05)

Total from investment operations	(3.15)	4.63	3.28	8.23	(24.30)

Less distributions from:
Net investment income	(0.04)	(0.34)	–	–	–
Return of capital	–	(0.03)	–	–	–

Total distributions	(0.04)	(0.37)	–	–	–

Net asset value, end of year	$42.86	$46.05	$41.79	$38.51	$30.28

Total return	(6.85)%	11.10%	8.52%	27.18%	(44.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$201,458	$294,705	$185,966	$103,984	$21,194
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.04%	0.81%	(0.20)%	(0.18)%	(0.30)%
Portfolio turnover rate[c]	5%	7%	5%	11%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

*	Effective May 9, 2007, the iShares Goldman Sachs Technology Index Fund changed its name to the iShares S&P GSTITM Technology Index Fund.

iShares Financial Highlights

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTITM Networking Index Fund*
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$29.90	$26.97	$20.75	$13.09	$38.02

Income from investment operations:
Net investment loss	(0.10)[a]	(0.08)	(0.07)	(0.01)	(0.06)
Net realized and unrealized gain (loss)[b]	(3.55)	3.01	6.29	7.67	(24.87)

Total from investment operations	(3.65)	2.93	6.22	7.66	(24.93)

Net asset value, end of year	$26.25	$29.90	$26.97	$20.75	$13.09

Total return	(12.21)%	10.86%	29.98%	58.52%	(65.57)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$157,518	$147,986	$146,986	$80,917	$24,219
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.31)%	(0.26)%	(0.31)%	(0.17)%	(0.34)%
Portfolio turnover rate[c]	32%	16%	12%	26%	46%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

*	Effective May 9, 2007, the iShares Goldman Sachs Networking Index Fund changed its name to the iShares S&P GSTITM Networking Index Fund.

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTITM Semiconductor Index Fund*
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$58.84	$50.64	$48.34	$41.63	$73.93

Income from investment operations:
Net investment income (loss)	0.04 [a]	(0.03)	(0.16)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	(3.30)	8.23	2.46	6.77	(32.23)

Total from investment operations	(3.26)	8.20	2.30	6.71	(32.30)

Less distributions from:
Net investment income	(0.05)	–	–	–	–
Return of capital	(0.02)	–	(0.00)[c]	–	–

Total distributions	(0.07)	–	(0.00)[c]	–	–

Net asset value, end of year	$55.51	$58.84	$50.64	$48.34	$41.63

Total return	(5.56)%	16.19%	4.76%	16.12%	(43.69)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$263,678	$544,316	$124,066	$101,516	$64,522
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.07%	(0.09)%	(0.20)%	(0.20)%	(0.29)%
Portfolio turnover rate[d]	6%	10%	6%	11%	8%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Rounds to less than $0.01.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

*	Effective May 9, 2007, the iShares Goldman Sachs Semiconductor Index Fund changed its name to the iShares S&P GSTITM Semiconductor Index Fund.

iShares Financial Highlights

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTITM Software Index Fund*
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002
Net asset value, beginning of year	$40.29	$33.85	$31.56	$23.61	$48.28

Income from investment operations:
Net investment income (loss)	(0.13)[a]	0.20	(0.15)	(0.06)	(0.07)
Net realized and unrealized gain (loss)[b]	(2.53)	6.48	2.44	8.01	(24.60)

Total from investment operations	(2.66)	6.68	2.29	7.95	(24.67)

Less distributions from:
Net investment income	–	(0.24)	–	–	–

Total distributions	–	(0.24)	–	–	–

Net asset value, end of year	$37.63	$40.29	$33.85	$31.56	$23.61

Total return	(6.60)%	19.72%	7.26%	33.67%	(51.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$80,900	$229,641	$115,077	$115,197	$37,769
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	(0.31)%	0.59%	(0.40)%	(0.43)%	(0.42)%
Portfolio turnover rate[c]	16%	13%	11%	9%	14%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

*	Effective May 9, 2007, the iShares Goldman Sachs Software Index Fund changed its name to the iShares S&P GSTITM Software Index Fund.

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSSITM Natural Resources Index Fund*
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Oct. 22, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$80.90	$58.51	$43.52	$41.64	$47.46

Income from investment operations:
Net investment income	1.04 [c]	0.81	0.67	0.76	0.55
Net realized and unrealized gain (loss)[d]	20.67	22.39	15.04	1.83	(5.84)

Total from investment operations	21.71	23.20	15.71	2.59	(5.29)

Less distributions from:
Net investment income	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Total distributions	(0.99)	(0.81)	(0.72)	(0.71)	(0.53)

Net asset value, end of period	$101.62	$80.90	$58.51	$43.52	$41.64

Total return	26.96%	39.92%	36.34%	6.27%	(11.29)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,453,116	$800,886	$263,270	$52,219	$20,817
Ratio of expenses to average net assets[f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[f]	1.12%	1.20%	1.33%	1.92%	1.51%
Portfolio turnover rate[g]	7%	8%	7%	7%	12%

[a]	Commencement of operations.

[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

[c]	Based on average shares outstanding throughout the period.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

*	Effective May 9, 2007, the iShares Goldman Sachs Natural Resources Index Fund changed its name to the iShares S&P GSSITM Natural Resources Index Fund.

iShares Financial Highlights

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005[b]	Year ended Jul. 31, 2004[b]	Year ended Jul. 31, 2003[b]	Period from Aug. 14, 2001[a] to Jul. 31, 2002[b]
Net asset value, beginning of period	$54.00	$45.49	$36.88	$35.41	$42.54

Income from investment operations:
Net investment income	1.70 [c]	0.97	0.65	0.86	0.31
Net realized and unrealized gain (loss)[d]	11.09	8.34	8.48	1.24	(7.36)

Total from investment operations	12.79	9.31	9.13	2.10	(7.05)

Less distributions from:
Net investment income	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Total distributions	(1.11)	(0.80)	(0.52)	(0.63)	(0.08)

Net asset value, end of period	$65.68	$54.00	$45.49	$36.88	$35.41

Total return	23.91%	20.53%	24.81%	6.17%	(16.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,320,817	$17,721,489	$8,733,741	$3,009,772	$3,803,438
Ratio of expenses to average net assets[f]	0.35%	0.36%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	2.77%	2.57%	2.34%	2.31%	1.87%
Portfolio turnover rate[g]	7%	8%	7%	8%	8%

[a]	Commencement of operations.

[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.

[c]	Based on average shares outstanding throughout the period.

[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[e]	Not annualized.

[f]	Annualized for periods of less than one year.

[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Growth Index Fund
Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$50.88

Income from investment operations:
Net investment income	1.34 [b]
Net realized and unrealized gain[c]	9.73

Total from investment operations	11.07

Less distributions from:
Net investment income	(0.23)

Total distributions	(0.23)

Net asset value, end of period	$61.72

Total return	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,864
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	2.25%
Portfolio turnover rate[f]	35%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Value Index Fund
Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$51.00

Income from investment operations:
Net investment income	2.61 [b]
Net realized and unrealized gain[c]	9.69

Total from investment operations	12.30

Less distributions from:
Net investment income	(0.25)

Total distributions	(0.25)

Net asset value, end of period	$63.05

Total return	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$353,106
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	4.34%
Portfolio turnover rate[f]	31%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout the period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Index Providers

Standard & Poor’s (a division of The McGraw-Hill Companies, Inc.) is the Index Provider for its respective Underlying Indices. The Index Provider is not affiliated with the Trust, BGI, BGFA, Investors Bank or SEI.

Standard & Poor’s provides financial, economic and investment information and analytical services to the financial community. Standard & Poor’s calculates and maintains the Standard & Poor’s Global 1200 Index, which includes the Standard & Poor’s 500 for the U.S., the Standard & Poor’s Europe 350 for Continental Europe and the U.K., the Standard & Poor’s/TOPIX 150 for Japan, the Standard & Poor’s Asia Pacific 50, and the Standard & Poor’s Latin America 40. Sector indices in the S&P Global 100 Index include the Standard & Poor’s Global Energy Sector Index, the Standard & Poor’s Global Financials Sector Index, the Standard & Poor’s Global Healthcare Sector Index, the Standard & Poor’s Global Information Technology Sector Index, and the Standard & Poor’s Global Telecommunications Sector Index. Standard & Poor’s also publishes the Standard & Poor’s MidCap 400, Standard & Poor’s SmallCap 600, Standard & Poor’s Composite 1500 and Standard & Poor’s REIT Composite for the U.S. Standard & Poor’s calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor’s equity index do not in any way reflect an opinion on the investment merits of the company.

MSCI is a leading provider of global indices and benchmark related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Trust, BGI, BGFA, Investors Bank or SEI.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Trust at no charge.

iShares Index Providers

Disclaimers

The iShares S&P GSTITM Technology Index Fund, iShares S&P GSTITM Networking Index Fund, iShares S&P GSTITM Semiconductor Index Fund, iShares S&P GSTITM Software Index Fund and iShares S&P GSSITM Natural Resources Index Fund (the “iShares S&P GSTITM/GSSITM Index Funds”) are not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Trust or to any member of the public regarding the advisability of owning or trading in shares of the Trust, in the iShares S&P GSTITM/GSSITM Index Funds particularly, or the ability of the S&P Indices to track general stock market performance. S&P’s only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks, trade names, and service marks of S&P and of the S&P Indices, which are determined and composed by S&P and calculated by S&P or its agents without regard to the Trust, BGI or BGFA. S&P has no obligation to take the needs of BGFA, BGI or the owners of shares into consideration in determining, composing, or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of shares to be listed, or the timing of the issuance or sale of shares or in the determination or calculation of the equation by which shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, or the marketing or trading of shares. S&P does not guarantee the accuracy and/or the completeness of the S&P Indices or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA, owners of shares of the Trust, or any other person or entity from the use of the S&P Indices or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), resulting from the use of the S&P Indices or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI EAFE Index Funds are not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty, express or implied, to the owners of shares of the Trust or any member of the public regarding the advisability of investing in securities generally or in the iShares MSCI EAFE Index Funds particularly or the ability of the Underlying Indices to track general stock market performance. MSCI’s only relationship to the Trust, BGI and BGFA is the licensing of certain trademarks and trade names of MSCI and of the MSCI EAFE Indices which is determined, composed and calculated by MSCI without regard to the Trust, BGI, BGFA or the iShares MSCI EAFE Index Funds. MSCI has no obligation to take the needs of BGFA, BGI or the owners of shares of the Trust into consideration in determining, composing or calculating the MSCI EAFE Indices. MSCI is not responsible for and has not participated in the determination of the prices and amount of the iShares MSCI EAFE Index Funds or the timing of the issuance or sale of the iShares MSCI EAFE Index Funds or in the determination or calculation of the equation by which shares of the iShares MSCI EAFE Index Funds are to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing, or trading of the iShares MSCI EAFE Index Funds. MSCI does not guarantee the accuracy and/or the completeness of the MSCI EAFE Indices or any data included therein and MSCI shall have no liability for any errors, omissions, or interruptions therein. MSCI makes no warranty, express or implied, as to results to be obtained by BGI, owners of shares of the iShares MSCI EAFE Index Funds, or any other person or entity from the use of the MSCI EAFE Indices or any data included therein. MSCI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI EAFE Indices or any data included therein. Without limiting any of the foregoing, in no event shall MSCI have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the MSCI EAFE Indices or any data included therein, even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE or its affiliates. Neither the NYSE nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The S&P and MSCI Indices identified herein is determined, composed and calculated by S&P and MSCI, respectively, without regard to the shares of any Fund. The NYSE and its affiliates are not responsible for, and have not participated in, the determination of the compilation or the calculation of the S&P and MSCI Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE and its affiliates have no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE and its affiliates do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE and its affiliates make no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of an iShares Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the iShares Funds included in this prospectus. The information shown for each Fund is for each full calendar quarter of 2005 through September 30, 2006. The information presented for the iShares MSCI EAFE Growth Index Fund and the iShares MSCI EAFE Value Index Fund is from October 1, 2005 through September 30, 2006.

Each line in the tables shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares S&P GSTITM Technology Index Fund	Between 0.5% and -0.5%	439	99.77%
	Less than -0.5%	1	0.23%
iShares S&P GSTITM Networking Index Fund	Greater than 0.5%	2	0.45%
	Between 0.5% and -0.5%	438	99.55%
iShares S&P GSTITM Semiconducter Index Fund	Greater than 0.5%	1	0.23%
	Between 0.5% and -0.5%	439	99.77%
iShares S&P GSTITM Software Index Fund	Between 0.5% and -0.5%	440	100.00%
iShares S&P GSSITM Natural Resources Index Fund	Between 0.5% and -0.5%	440	100.00%

iShares MSCI EAFE Index Fund	Greater than 2.0%	1	0.23%
	Greater than 1.5% and Less than 2.0%	6	1.36%
	Greater than 1.0% and Less than 1.5%	19	4.32%
	Greater than 0.5% and Less than 1.0%	143	32.50%
	Between 0.5% and -0.5%	245	55.69%
	Less than -0.5% and Greater than -1.0%	24	5.45%
	Less than -1.0%	2	0.45%

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI EAFE Growth Index Fund	Greater than 1.5%	2	0.80%
	Greater than 1.0% and Less than 1.5%	21	8.37%
	Greater than 0.5% and Less than 1.0%	79	31.47%
	Between 0.5% and -0.5%	144	57.37%
	Less than -0.5%	5	1.99%

iShares MSCI EAFE Value Index Fund	Greater than 2.0%	1	0.40%
	Greater than 1.5% and Less than 2.0%	5	1.99%
	Greater than 1.0% and Less than 1.5%	18	7.17%
	Greater than 0.5% and Less than 1.0%	79	31.47%
	Between 0.5% and -0.5%	140	55.78%
	Less than -0.5% and Greater than -1.0%	7	2.79%
	Less than -1.0%	1	0.40%

iShares Supplemental Information

II. Total Return Information

The tables below present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended July 31, 2006.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares S&P GSTITM Technology Index Fund

Performance as of 7/31/06

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(6.85)%	(6.94)%	(6.42)%	(4.55)%	(4.49)%	(4.07)%	(4.91)%	(4.91)%	(4.44)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(6.85)%	(6.94)%	(6.42)%	(20.76)%	(20.54)%	(18.76)%	(23.74)%	(23.77)%	(21.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). The first day of secondary market trading in shares of the Fund was 3/19/01.

iShares S&P GSTITM Networking Index Fund

Performance as of 7/31/06

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(12.21)%	(12.33)%	(12.16)%	(7.14)%	(7.05)%	(6.87)%	(6.22)%	(6.23)%	(5.95)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(12.21)%	(12.33)%	(12.16)%	(30.96)%	(30.61)%	(29.94)%	(27.73)%	(27.78)%	(26.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). The first day of secondary market trading in shares of the Fund was 7/13/01.

iShares S&P GSTITM Semiconductor Index Fund

Performance as of 7/31/06

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(5.56)%	(5.61)%	(5.12)%	(5.55)%	(5.49)%	(5.13)%	(3.24)%	(3.24)%	(2.81)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(5.56)%	(5.61)%	(5.12)%	(24.82)%	(24.61)%	(23.15)%	(15.34)%	(15.37)%	(13.43)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). The first day of secondary market trading in shares of the Fund was 7/13/01.

iShares S&P GSTITM Software Index Fund

Performance as of 7/31/06

Average Annual Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(6.60)%	(6.60)%	(5.96)%	(4.75)%	(4.72)%	(4.21)%	(5.02)%	(5.02)%	(4.48)%

Cumulative Total Returns
Year Ended 7/31/06			Five Years Ended 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
(6.60)%	(6.60)%	(5.96)%	(21.60)%	(21.47)%	(19.35)%	(22.95)%	(22.95)%	(20.68)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). The first day of secondary market trading in shares of the Fund was 7/13/01.

iShares S&P GSSITM Natural Resources Index Fund

Performance as of 7/31/06

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.96%	26.84%	27.76%	18.88%	18.86%	19.39%	128.36%	128.20%	133.32%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). The first day of secondary market trading in shares of the Fund was 10/26/01.

iShares MSCI EAFE Index Fund

Performance as of 7/31/06

Average Annual Total Returns						Cumulative Total Returns
Year Ended 7/31/06			Inception to 7/31/06			Inception to 7/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
23.91%	24.45%	24.01%	10.62%	10.68%	10.79%	65.08%	65.52%	66.23%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). The first day of secondary market trading in shares of the Fund was 8/17/01.

iShares Supplemental Information

iShares MSCI EAFE Growth Index Fund

Performance as of 7/31/06

Cumulative Total Returns
Inception to 7/31/06
NAV	Market	Index
21.80%	22.23%	22.16%

Cumulative total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). The first day of secondary market trading in shares of the Fund was 8/5/05.

iShares MSCI EAFE Value Index Fund

Performance as of 7/31/06

Cumulative Total Returns
Inception to 7/31/06
NAV	Market	Index
24.18%	24.91%	24.48%

Cumulative total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). The first day of secondary market trading in shares of the Fund was 8/5/05.

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Trust's annual or semi-annual reports to shareholders. In the Trust's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call: (toll free)	1-800-iShares 1-800-474-2737 Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern time)
E-mail:	iSharesfunds@seic.com
Write:	iShares Trust c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-021-05007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

iShares®

iShares Trust

Supplement dated May 8, 2007 to the

Statement of Additional Information (“SAI”)

dated December 1, 2006

for the iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Networking Index Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective May 9, 2007, the names of the underlying indexes of the iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Software Index Fund, iShares Goldman Sachs Semiconductor Index Fund and iShares Goldman Sachs Networking Index Fund (the “Funds”) will change as set forth in the table below. Accordingly, the Funds’ names will also change to reflect the name changes to their respective underlying indexes as set forth in the table below. The name changes are the result of Standard & Poor’s acquisitions of certain of Goldman Sachs’ commodity and sector indexes.

The index changes will not impact each Fund’s principal investment strategies.

Current Index Name	New Index Name
Goldman Sachs Natural Resources Sector Index	S&P GSSI™ Natural Resources Index
Goldman Sachs Technology Sector Index	S&P GSTI™ Technology Index
Goldman Sachs Technology Industry Software Index	S&P GSTI™ Software Index
Goldman Sachs Technology Industry Semiconductor Index	S&P GSTI™ Semiconductor Index
Goldman Sachs Technology Industry Multimedia Networking Index	S&P GSTI™ Multimedia Networking Index

Current Fund Name	New Fund Name
iShares Goldman Sachs Natural Resources Index Fund	iShares S&P GSSI™ Natural Resources Index Fund
iShares Goldman Sachs Technology Index Fund	iShares S&P GSTI™ Technology Index Fund
iShares Goldman Sachs Software Index Fund	iShares S&P GSTI™ Software Index Fund
iShares Goldman Sachs Semiconductor Index Fund	iShares S&P GSTI™ Semiconductor Index Fund
iShares Goldman Sachs Networking Index Fund	iShares S&P GSTI™ Networking Index Fund

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.

BGI-A-042-05007

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE